Taxation	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Taxation
10	Taxation

(a)	Income tax expense
Income tax expense is recognized based on management’s best knowledge of the income tax rates expected for the financial year.

(i)	Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	Hong Kong
Under the current tax laws of Hong Kong, TME Hong Kong is subject to Hong Kong profits tax at 16.5% on its taxable income generated from the operations in Hong Kong. Dividends from TME Hong Kong is not subject to Hong Kong profits tax.

(iii)	PRC
Under the Corporate Income Tax (“CIT”) Law in the PRC, foreign invested enterprises and domestic enterprises are subject to a unified CIT rate of 25%
,
except for available preferential tax treatments, including tax concession for enterprise approved as “High and New Technology Enterprise” (“HNTE”) “Software Enterprise” (“SE”) and “Key Software Enterprise” (“KSE”), and enterprise established in certain special economic development zones. Qualified HNTE is eligible for a preferential tax rate of 15%, Qualified SE is entitled to an exemption from income tax for the first two years, commencing from the first profitable year, and a reduction of half tax rate for the next three years and Qualified KSE is eligible for a preferential tax rate of 10%.
Beijing Kuwo and a subsidiary of the Group, Guangzhou Fanxing Entertainment Information Technology Co., Ltd. (“Fanxing”), have been recognized as HNTE by relevant government authorities and were entitled a to preferential tax rate of
15%

for the years ended December 31, 2019, 2020 and 2021. Guangzhou Kugou has also been recognized as HNTE by the relevant government authorities and was entitled to a preferential tax rate of 15% for the years ended December 31, 2019 and 2020. For the year ended December 31, 2021, Guangzhou Kugou was under the unified CIT rate of

25
%
.
Yeelion Online and TME Tech Shenzhen were qualified as SE and have entitled to tax holidays starting from the year ended December 31, 2017 (i.e. their first profitable year in 2017). Yeelion Online and TME Tech Shenzhen were further qualified as KSE and entitled to a preferential tax rate of

10
%
 for the year ended December 31, 2019. For the
years
ended December 31, 2020 and 2021,
Yeelion Online and
TME Tech Shenzhen were entitled to a reduced tax rate of 12.5%. Yeelion Online Network Technology (Tianjin) Co., Ltd. (“Yeelion Online Tianjin”) and Guangzhou Shiyinlian Software Technology Co., Ltd. (‘‘Shiyinlian”) were qualified as SE and have been entitled to tax holidays starting from the years ended December 31, 2019 (i.e. their first profitable year in 2019), and they were entitled to a reduced tax rate of 12.5% starting from the year ended December 31, 2021.
Furthermore, the Group also has certain subsidiaries subject to other preferential tax treatment for certain reduced tax rates ranging from
2.5%
t
o 9%.

The income tax expense of the Group is analyzed as follows:

	Year ended December 31,
	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Current income tax	703	634	530
Deferred income tax (note b)	(140)	(178)	(113)

Total income tax expense	563	456	417

The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2019, 2020 and 2021, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2019 RMB’million	2020 RMB’million	2021 RMB’million
Profit before income tax expense	4,540	4,632	3,632

Tax calculated at a tax rate of 25%	1,135	1,158	908
Effects of different tax rates applicable to different subsidiaries of the Group	(36)	34	29
Effects of tax holiday on assessable profit of certain subsidiaries	(88)	(214)	(34)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(556)	(631)	(664)
Expense not deductible for tax purposes	133	82	191
Income not subject to tax	—	—	(3)
Unrecognized deferred income tax assets	16	46	27
Utilization of previously unrecognized tax assets	(50)	(11)	(38)
Others	9	(8)	1

	563	456	417

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2019 RMB’million	2020 RMB’million	2021 RMB’million
Effects of tax holiday on assessable profit of certain subsidiaries	88	214	34
Per ordinary share effect—basic	0.03	0.06	0.01
Per ordinary share effect—diluted	0.03	0.06	0.01
The Group’s profit before tax consists of:

	Year ended December 31,
	2019 RMB’million	2020 RMB’million	2021 RMB’million
Non-PRC	470	(4)	(5)
PRC	4,070	4,636	3,637

	4,540	4,632	3,632

(b)	Deferred income tax

	As at December 31,
	2020	2021
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	105	134
Deferred revenue	55	83
Accruals	136	118
Deemed distribution arising from carve out of Tencent Music Business	8	5
Others	4	10

Total deferred tax assets	308	350
Set-off of deferred tax liabilities pursuant to set-off provisions	(5)	(4)

Net deferred tax assets	303	346

The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	270	275

Total deferred tax liabilities	270	275
Set-off of deferred tax liabilities pursuant to set-off provisions	(5)	(4)

Net deferred liabilities	265	271

The recovery of deferred income tax:

	As at December 31,
	2020	2021
	RMB’million	RMB’million
Deferred tax assets:
to be recovered after more than 12 months	38	48
to be recovered within 12 months	265	298

	303	346

Deferred tax liabilities:
to be recovered after more than 12 months	203	201
to be recovered within 12 months	62	70

	265	271

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2020	61	46	74	19	200
Credited/(charged) to income statement	44	9	62	(7)	108

At December 31, 2020	105	55	136	12	308
Credited/(charged) to income statement	29	28	(18)	3	42

At December 31, 2021	134	83	118	15	350

The Group only recognizes deferred income tax assets for cumulative tax losses if it is probable that future taxable amounts will be available to utilize those tax losses. Management will continue to assess the recognition of deferred income tax assets in future reporting periods. As at December 31, 2020 and 2021, the Group did not recognize deferred income tax assets of RMB96 million and
 RMB130 million respectively in respect of cumulative tax losses amounting to, RMB664 million and RMB674 million respectively. These tax losses will expire from 2022 to 2026.
The movements of deferred income tax liabilities were as follows:

Intangible assets
RMB’million
At January 1, 2020	305
Credited to income statement	(70)
Business combinations	35

At December 31, 2020	270
Credited to income statement	(71)
Business combinations (Note 28)	76

At December 31, 2021	275